Summary of Significant Accounting Policies (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2026 SGD ($)	Mar. 31, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Inventory (in Dollars)	$ 2,682,790	$ 1,115,741	$ 6,516,962	$ 3,890,025
Percentage of prepayment contract value			90.00%
Contract liabilities (in Dollars)	49,327,830		$ 49,327,830		$ 27,592,381
Contract liabilities related party (in Dollars)	64,715,769		64,715,769		$ 80,348,303
Contract liabilities increased (in Dollars)			6,102,915
Contract liabilities (in Dollars)	231,357,798		$ 231,357,798						$ 16,649,542
Recognized tax benefit rate			50.00%
Segment Reporting, Expense Information Used by CODM, Description			The Company’s CODM has been identified as the Chief Executive Officer who reviews the consolidated net income when making decisions about allocating resources and assessing performances of the Company.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]			Chief Executive Officer
Number of operating segment			1
Number of reportable segment			1
Cash (in Dollars)	103,421,215		$ 103,421,215
Customer Concentration Risk [Member] | One Third Party Customer [Member] | Revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			35.00%	65.00%
Customer Concentration Risk [Member] | One Third Party Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			69.00%		46.00%
Customer Concentration Risk [Member] | One Related Party Customers [Member] | Revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			22.00%	18.00%
Customer Concentration Risk [Member] | Two Third Party Customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			12.00%		22.00%
One Third Party Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			23.00%		33.00%
One Third Party Supplier [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			12.00%	18.00%
Two Third Party Suppliers [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			12.00%		27.00%
Two Third Party Suppliers [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			10.00%	10.00%
Three Third Party Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			10.00%
One Related Party Supplier [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				32.00%
Vietnam [Member]
Summary of Significant Accounting Policies [Line Items]
Deposited amount (in Dollars)	11,390,784		$ 11,390,784
Singapore [Member]
Summary of Significant Accounting Policies [Line Items]
Deposited amount (in Dollars)	22,038,157		22,038,157
FDIC equivalent								$ 100,000
USA [Member]
Summary of Significant Accounting Policies [Line Items]
Deposited amount (in Dollars)	17,256,920		17,256,920
FDIC equivalent	250,000		250,000
Japan [Member]
Summary of Significant Accounting Policies [Line Items]
Deposited amount (in Dollars)	47,455,263		47,455,263
FDIC equivalent | ¥							¥ 10,000,000
Ethiopia [Member]
Summary of Significant Accounting Policies [Line Items]
Deposited amount (in Dollars)	5,169,787		5,169,787
China [Member]
Summary of Significant Accounting Policies [Line Items]
Deposited amount (in Dollars)	110,304		110,304
FDIC equivalent	$ 73,600		$ 73,600			¥ 500,000
Related Party Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of prepayment contract value			10.00%
Third Party Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of prepayment contract value			100.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of prepayment contract value			30.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of prepayment contract value			100.00%